Earnings Per Share - Summary of Earnings Per Share (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Earnings per share [line items]
Loss after income tax attributable to the owners of Immutep Limited	$ (29,902,624)	$ (13,468,232)	$ (18,343,984)
Weighted average number of ordinary shares used in calculating basic earnings per share	594,927,440	412,855,961	346,805,822
Weighted average number of ordinary shares used in calculating diluted earnings per share	594,927,440	412,855,961	346,805,822
Basic earnings per share	$ (5.03)	$ (3.26)	$ (5.29)
Diluted earnings per share	$ (5.03)	$ (3.26)	$ (5.29)